Bank Loans	12 Months Ended
Dec. 31, 2011
Bank Loans [Abstract]
Bank Loans
Note 9 - Bank Loans

A.	Composition of long-term loans:

	December 31	December 31
	2010	2011
Long-term loans	$7,041	$7,337
Less - current maturities	1,852	3,311

	$5,189	$4,026

As of December 31, 2011, the loans are from banks and are denominated in: U.S. dollars ($2,842; matures in the years 2012 - 2019), Euro ($1,164; mature in the years 2012 - 2026), New Israeli Shekel ($1,688; matures in the years 2012-2019) South African Rand ($75; matures in 2016) and Polish Zloty ($1,568; matures in 2012-2014). As of December 31, 2011 these loans bear interest at rates ranging from 3.5%-9% (mainly 5.0%) per annum.

B.	Repayment dates of long-term loans subsequent to December 31, 2011:

2012	$3,311
2013	1,908
2014	454
2015	301
2016	286
Thereafter	1,077

$7,337

C.	Composition of short-term loans, bank credit and current maturities of long-term loans:

	December 31		December 31
	2010	2011	2010	2011
	%	%
	Interest rate
In NIS	5.33	6.96	$2,923	$984
In USD	4.13	4.74	1,016	1,477
In Euro	5.50	5.50	1,090	1,021
			5,029	3,482
Current maturities of
long-term loans			1,852	3,311

			$6,881	$6,793

The weighted average interest rate of the short-term bank credit for the years ended December 31, 2010 and 2011 were 5.13% and 5.59%, respectively.

D.	Liens for short-term and long-term borrowings - see Note 10C.

E.	As of December 31, 2011, the Group has authorized and used credit lines of approximately $2,500.

F.
Agreements that were made with banks, in order to secure bank services and obtain bank credit and loans, include financial covenants and restrictive covenants. As of the balance sheet date the Company is in compliance with all of its covenants.